Inventories	12 Months Ended
Mar. 31, 2013
Inventory Disclosure [Abstract]
Inventories	Inventories

	March 31, 2013	March 31, 2012
Spare tires	$5,751	$6,620
Job materials	—	2,188
Manufacturing raw materials	—	1,669
Finished goods	—	1,378
	$5,751	$11,855